Label	Element	Value
VanEck Vectors® CEF Municipal Income ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Vectors® CEF Municipal Income ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
VanEck Vectors® CEF Municipal Income ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the S-Network Municipal Bond Closed-End Fund IndexSM (the “CEFMX Index”).

Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 01, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” reflect the Fund’s pro rata portion of the expenses charged by the Underlying Funds (as defined herein). These expenses are based on the total expense ratio disclosed in each Underlying Fund’s most recent shareholder report. Because Acquired Fund Fees and Expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund’s financial statements and the information presented in the table will differ from that presented in the Fund’s financial highlights included in the Fund’s reports to shareholders.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its total assets in investments the income from which is exempt from U.S. federal income tax (other than federal alternative minimum tax (“AMT”)). The Fund is a “fund of funds,” meaning that it invests all or a portion of its assets in other funds (the “Underlying Funds”). The Fund normally invests at least 80% of its total assets in securities of issuers that comprise the Fund’s benchmark index. The CEFMX Index is comprised of shares of U.S.-listed closed-end funds. The Underlying Funds invest in municipal bonds issued by states or local governments or agencies the income of which is exempt from U.S. federal income tax, but a portion of this income may be subject to the AMT and will generally be subject to state income taxes. The Fund’s investment policy to invest at least 80% of its total assets in investments the income from which is exempt from U.S. federal income tax (other than AMT) requires shareholder approval before it can be changed. The Fund may count investments that generate income subject to the AMT toward the 80% investment requirement.

The Investment Company Act of 1940, as amended (the “1940 Act”), places limits on the percentage of the total outstanding stock of an Underlying Fund that may be owned by the Fund; however, exemptive relief from the Securities and Exchange Commission permits it to invest in Underlying Funds in excess of this limitation if certain conditions are met (the “Exemptive Relief”).

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the CEFMX Index by investing in a portfolio of securities that generally replicates the CEFMX Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the CEFMX Index and does not take temporary defensive positions that are inconsistent with its investment objective of seeki ng to replicate the CEFMX Index .

The Fund may become "non-diversified" as defined under the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the CEFMX Index. This means that the Fund may invest a greater percentage of its assets in a limited number of issuers than would be the case if the Fund were always managed as a diversified management investment company. The Fund intends to be diversified in approximately the same proportion as the CEFMX Index. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of one or more constituents of the CEFMX Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the CEFMX Index concentrates in an industry or group of industries.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the CEFMX Index concentrates in an industry or group of industries.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund, each of which could significantly and adversely affect the value of an investment in the Fund.

Fund of Funds Risk. The performance of the Fund is dependent on the performance of the Underlying Funds. The Fund is subject to the risks of the Underlying Funds’ investments. In addition, the Fund’s shareholders will indirectly bear the expenses of the Underlying Funds, absorbing duplicative levels of fees with respect to investments in the Underlying Funds. In addition, at times certain segments of the market represented by the Underlying Funds may be out of favor and underperform other segments.

Risks of Investing in Closed-End Funds. The shares of a closed-end fund may trade at a discount or premium to their net asset value (“NAV”). A closed-end fund may be leveraged as part of its investment strategy. As a result, the Fund may be indirectly exposed to the effects of leverage through its investment in the Underlying Funds. Investments in Underlying Funds that use leverage may cause the value of the Fund’s Shares to be more volatile than if the Fund invested in Underlying Funds that do not utilize leverage and may expose the Fund to the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns on the Shares) will be diminished.

To comply with provisions of the 1940 Act and the Exemptive Relief, the Adviser may be required to vote Underlying Fund shares in the same general proportion as shares held by other shareholders of the Underlying Fund.

Underlying Funds Risk. The Fund may be subject to the following risks as a result of its investment in the Underlying Funds:

Market Risk . The prices of the securities in the Underlying Fund s are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. An investment in an Underlying Fund may lose money.

Municipal Securities Risk . The Underlying Funds may invest in municipal securities. Municipal securities are subject to   the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Certain municipalities may have difficulty meeting their obligations due to, among other reasons, changes in underlying demographics. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market. Municipal securities include general obligation bonds, which are backed by the “full faith and credit” of the issuer, which has the power to tax residents to pay bondholders. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. General obligation bonds generally are not backed by revenues from a specific project or source. Municipal securities also include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from a municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations. Municipal instruments may be susceptible to periods of economic stress, which could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. For example, the COVID-19 pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the Fund.

High Yield Securities Risk. The Underlying Funds may invest in high yield securities. Securities rated below investment      grade are commonly referred to as high yield securities or “junk bonds.” High yield securities are often issued by issuers that are restructuring, are smaller or less creditworthy than other issuers, or are more highly indebted than other issuers. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative. The prices of high yield securities are likely to be more sensitive to adverse economic changes or individual municipal developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, high yield security issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Fund may incur additional expenses to seek recovery. The secondary market for municipal securities that are high yield securities may be less liquid than the markets for higher quality municipal securities or high yield securities issued by corporate issuers and, as such, may have an adverse effect on the market prices of and an Underlying Fund’s ability to arrive at a fair value for certain securities. In addition, periods of economic uncertainty and change may result in an increased volatility of market prices of high yield securities and a corresponding volatility in the Fund’s NAV.

Credit Risk. Bonds are subject to credit risk. Credit risk refers to the possibility that the issuer or guarantor of a security   will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations and/or default completely. Bonds are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a bond may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security. The Underlying Funds may hold securities that are insured by a bond insurer. A downgrade of the credit rating of such bond insurer may cause the value of the insured security to decline.

Interest Rate Risk. Debt securities, such as bonds, are also subject to interest rate risk. Interest rate risk refers to   fluctuations in the value of a bond resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down. When the general level of interest rates goes down, the prices of most debt securities go up. The prevailing historically low interest rate environment increases the risks associated with rising interest rates, including the potential for periods of volatility and increased redemptions. In addition, debt securities, such as bonds, with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities with shorter durations. In addition, in response to the COVID-19 pandemic, as with other serious economic disruptions, governmental authorities and regulators are enacting significant fiscal and monetary policy changes, including providing direct capital infusions into companies, creating new monetary programs and lowering interest rates . These actions present heightened risks to debt instruments, and such risks could be even further heightened if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes.

Call Risk. The Underlying Funds may invest in callable bonds. If interest rates fall, it is possible that issuers of callable securities will “call” (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during or following a period of declining interest rates, the Underlying Fund is likely to have to replace such called security with a lower yielding security or securities with greater risks or other less favorable features. If that were to happen, it would decrease the Underlying Fund’s net investment income, resulting in a decline in the Fund’s income.

Tax Risk. There is no guarantee that the Underlying Fund’s income will be exempt from U.S. federal or state income  taxes. Events occurring after the date of issuance of a municipal bond or after the Underlying Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Underlying Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Liquidity Risk. Unlike the Fund, as closed-end funds the Underlying Funds are not limited in their ability to invest in illiquid securities. Securities with reduced liquidity involve greater risk than securities with more liquid markets. Prices of securities not traded on an exchange may vary over time. Secondary trading of a fixed-income security may decline for a period of time if its credit quality unexpectedly declines. An Underlying Fund may not receive full value for assets sold during periods of infrequent trading.

Leverage Risk. Ordinary borrowings by an Underlying Fund or an Underlying Fund’s investment in derivatives may result   in leverage. If the prices of those investments decrease, or if the cost of borrowing exceeds any increase in the prices of investments made with the proceeds of the borrowing, the NAV of the Underlying Fund’s shares will decrease more than if the Underlying Fund had not used leverage. An Underlying Fund may have to sell investments at a time and at a price that is unfavorable to the Underlying Fund to repay borrowings. Interest on borrowings is an expense the Underlying Fund would not otherwise incur. Leverage magnifies the potential for gain and the risk of loss. If an Underlying Fund uses leverage, there can be no assurance that the Underlying Fund’s leverage strategy will be successful.

Anti-Takeover Measures Risk. Certain Underlying Funds may have provisions in their organizational documents intended to limit the ability of third parties to acquire control or change the composition of the Underlying Fund’s board. This may discourage a third party from seeking to obtain control of the Underlying Fund, which could limit the ability of Underlying Fund shareholders to sell their shares at a premium over prevailing market prices.

Non-Diversified Risk. Some of the Underlying Funds may invest a relatively high percentage of their assets in a smaller number of issuers or may invest a larger proportion of their assets in the obligations of a single issuer. Moreover, the gains and losses on an investment in such an Underlying Fund may have a greater impact on the Fund’s NAV and may make the value of the Fund’s investment in such an Underlying Fund more volatile than an investment in more diversified Underlying Funds.

Risk of Investment Restrictions. The Fund is subject to the conditions set forth in the Exemptive Relief and certain additional provisions of the 1940 Act that limit the amount that the Fund and its affiliates, in the aggregate, can invest in the outstanding voting securities of any one Underlying Fund. The Fund and its affiliates may not acquire “control” of an Underlying Fund, which is presumed once ownership of an Underlying Fund’s outstanding voting securities exceeds 25%. This limitation could inhibit the Fund’s ability to purchase one or more Underlying Funds in the CEFMX Index in the proportions represented in the CEFMX Index. In these circumstances, the Fund would be required to use sampling techniques, which could increase the risk of tracking error.

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures.

Index Tracking Risk. The Fund’s return may not match the return of the CEFMX Index for a number of reasons. For example, the Fund incurs a number of operating expenses, including taxes, not applicable to the CEFMX Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the CEFMX Index, which are not factored into the return of the CEFMX Index. Transaction costs, including brokerage costs, will decrease the Fund’s NAV to the extent not offset by the transaction fee payable by an Authorized Participant (“AP”). Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the CEFMX Index. Errors in CEFMX Index data, CEFMX Index computations and/or the construction of the CEFMX Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the CEFMX Index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the CEFMX Index provider's errors will be kept by the Fund and its shareholders and any losses or costs resulting from the CEFMX Index provider's errors will be borne by the Fund and its shareholders. When the CEFMX Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the CEFMX Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the CEFMX Index provider or its agents may carry out additional ad hoc rebalances to the CEFMX Index. Therefore, errors and additional ad hoc rebalances carried out by the CEFMX Index provider or its agents to the CEFMX Index may increase the costs to and the tracking error risk of the Fund. The Fund’s performance may also deviate from the return of the CEFMX Index due to certain listing standards of the Fund's listing exchange (the "Exchange") or legal restrictions or limitations (such as diversification requirements). The Fund may value certain of its investments and/or other assets based on fair value prices. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the CEFMX Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the CEFMX Index. Changes to the composition of the CEFMX Index in connection with a rebalancing or reconstitution of the CEFMX Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.

Authorized Participant Concentration Risk. The Fund may have a limited number of financial institutions that act as APs, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those APs exit the business, or are unable to or choose not to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to NAV and possibly face trading halts and/or de-listing. The AP concentration risk may be heightened in scenarios where APs have limited or diminished access to the capital required to post collateral.

No Guarantee of Active Trading Market. While Shares are listed on the Exchange, there can be no assurance that an active trading market for the Shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Passive Management Risk. An investment in the Fund involves risks similar to those of investing in any fund invested in bonds, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the CEFMX Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Additionally, unusual market conditions may cause the CEFMX Index provider to postpone a scheduled rebalance or reconstitution, which could cause the CEFMX Index to vary from its normal or expected composition. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below, or at their most recent NAV. Disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), as well as other factors, may result in Shares trading at a significant premium or discount to NAV or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares that were bought or sold or the shareholder may be unable to sell his or her Shares. The securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the resulting premium or discount to the Shares’ NAV may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. There are various methods by which investors can purchase and sell Shares. Investors should consult their financial intermediaries before purchasing or selling Shares of the Fund.

Non-Diversification Risk .  The Fund may become classified as non-diversified under the 1940 Act , as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the CEFMX Index. If the Fund becomes non-diversified, it may invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent the CEFMX Index concentrates in a particular sector or sectors or industry or group of industries. To the extent that the Fund is concentrated in a particular sector or sectors or industry or group of industries, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in an Underlying Fund may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Some of the Underlying Funds may invest a relatively high percentage of their assets in a smaller number of issuers or may invest a larger proportion of their assets in the obligations of a single issuer. Moreover, the gains and losses on an investment in such an Underlying Fund may have a greater impact on the Fund’s NAV and may make the value of the Fund’s investment in such an Underlying Fund more volatile than an investment in more diversified Underlying Funds.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year, ten year and/or since inception periods, as applicable, compared with the Fund’s benchmark index and a broad measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.vaneck.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year, ten year and/or since inception periods, as applicable, compared with the Fund’s benchmark index and a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vaneck.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%)—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date total return as of June 30, 20 20 was - 3.08% .

Best Quarter:	10.40%	1Q '19
Worst Quarter:	-9.05%	4Q '16

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total annual return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.08%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.05%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2019
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	See “License Agreements and Disclaimers” for important information about the Fund’s benchmark index.
VanEck Vectors® CEF Municipal Income ETF | S-Network Municipal Bond Closed-End Fund Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S-Network Municipal Bond Closed-End Fund Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	20.66%
5 Years	rr_AverageAnnualReturnYear05	6.36%
Since Inception	rr_AverageAnnualReturnSinceInception	6.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 12, 2011
VanEck Vectors® CEF Municipal Income ETF | Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	3.05%
Since Inception	rr_AverageAnnualReturnSinceInception	3.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 12, 2011
VanEck Vectors® CEF Municipal Income ETF | VanEck Vectors CEF Municipal Income ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	none	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.62%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 205
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	634
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,088
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,348
Annual Return 2012	rr_AnnualReturn2012	11.63%
Annual Return 2013	rr_AnnualReturn2013	(12.99%)
Annual Return 2014	rr_AnnualReturn2014	18.71%
Annual Return 2015	rr_AnnualReturn2015	7.72%
Annual Return 2016	rr_AnnualReturn2016	1.53%
Annual Return 2017	rr_AnnualReturn2017	8.32%
Annual Return 2018	rr_AnnualReturn2018	(5.91%)
Annual Return 2019	rr_AnnualReturn2019	20.33%
Label	rr_AverageAnnualReturnLabel	VanEck Vectors CEF Municipal Income ETF (return before taxes)
1 Year	rr_AverageAnnualReturnYear01	20.33%
5 Years	rr_AverageAnnualReturnYear05	6.05%
Since Inception	rr_AverageAnnualReturnSinceInception	6.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 12, 2011
VanEck Vectors® CEF Municipal Income ETF | VanEck Vectors CEF Municipal Income ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	VanEck Vectors CEF Municipal Income ETF (return after taxes on distributions)
1 Year	rr_AverageAnnualReturnYear01	20.31%
5 Years	rr_AverageAnnualReturnYear05	6.03%
Since Inception	rr_AverageAnnualReturnSinceInception	6.46%
VanEck Vectors® CEF Municipal Income ETF | VanEck Vectors CEF Municipal Income ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	VanEck Vectors CEF Municipal Income ETF (return after taxes on distributions and sale of Fund Shares)
1 Year	rr_AverageAnnualReturnYear01	14.01%
5 Years	rr_AverageAnnualReturnYear05	5.79%
Since Inception	rr_AverageAnnualReturnSinceInception	6.23%

[1]	Other expenses have been restated to reflect current fees.
[2]	Van Eck Associates Corporation (the "Adviser") will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least September 1, 2021 .
[3]	"Acquired Fund Fees and Expenses" reflect the Fund's pro rata portion of the expenses charged by the Underlying Funds (as defined herein). These expenses are based on the total expense ratio disclosed in each Underlying Fund's most recent shareholder report. Because Acquired Fund Fees and Expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund's financial statements and the information presented in the table will differ from that presented in the Fund's financial highlights included in the Fund's reports to shareholders.